Related Party Transactions_Significant Loan Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 22	₩ 22
Increase	[1]	43	22
Decrease	[1]	(22)	(22)
Ending	[1]	43	22
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	191,088	200,414
Increase	[1]	4,982	5,388
Decrease	[1]	(10,506)	(14,714)
Ending	[1]	185,564	191,088
Dongjo Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0	116
Increase	[1]		0
Decrease	[1]		(116)
Ending	[1]		0
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	10,000	10,000
Increase	[1]	0	0
Decrease	[1]	0	0
Ending	[1]	10,000	10,000
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1	1
Increase	[1]	1	1
Decrease	[1]	(1)	(1)
Ending	[1]	1	1
Inno Lending Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	0	2
Increase	[1],[2]		0
Decrease	[1],[2]		(2)
Ending	[1],[2]		₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2019.
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	48,356	₩ 40,057
Increase	[1]	28,088	50,109
Decrease	[1]	(34,454)	(41,810)
Ending	[1]	41,990	48,356
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	730	679
Increase	[1]	1,872	51
Decrease	[1]	(20)	0
Ending	[1]	2,582	730
Builton Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	401	1
Increase	[1],[2]	0	402
Decrease	[1],[2]	(401)	(2)
Ending	[1],[2]	₩ 0	₩ 401
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
Acts Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 0	₩ 1,927
Increase	[1]	68	0
Decrease	[1]	(68)	(1,927)
Ending	[1]	0	0
Bungaejanter. Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	0	425
Increase	[1],[2]		0
Decrease	[1],[2]		(425)
Ending	[1],[2]		₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2018.
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1,032	₩ 1,066
Increase	[1]	125	1,032
Decrease	[1]	0	(1,066)
Ending	[1]	1,157	1,032
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	5	6
Increase	[1]	11	5
Decrease	[1]	(5)	(6)
Ending	[1]	11	5
JLK INSPECTION Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	7,300	0
Increase	[1],[2]	(7,300)	7,300
Decrease	[1],[2]	0	0
Ending	[1],[2]	₩ 0	₩ 7,300
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
TESTIAN Inc. [Member]
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	₩ 615	₩ 0
Increase	[1],[2]	24	615
Decrease	[1],[2]	(639)	0
Ending	[1],[2]	₩ 0	₩ 615
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 3,051	₩ 0
Increase	[1]	368	3,051
Decrease	[1]	0	0
Ending	[1]	3,419	3,051
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	4	0
Increase	[1]	4	4
Decrease	[1]	0	0
Ending	[1]	8	4
Hasys.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	5,864	0
Increase	[1]	136	6,000
Decrease	[1]	0	(136)
Ending	[1]	6,000	5,864
Rainist Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	2,504	0
Increase	[1]	5,000	2,504
Decrease	[1]	0	0
Ending	[1]	7,504	2,504
Spark Biopharma, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	6,500	0
Increase	[1],[2]	(6,500)	6,500
Decrease	[1],[2]	0	0
Ending	[1],[2]	₩ 0	₩ 6,500
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
HEYBIT, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 250	₩ 0
Increase	[1]	0	250
Decrease	[1]	0	0
Ending	[1]	250	250
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1,000	0
Increase	[1]	0	1,000
Decrease	[1]	0	0
Ending	[1]	1,000	1,000
KB No.8 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	0	2,296
Increase	[1],[2]		0
Decrease	[1],[2]		(2,296)
Ending	[1],[2]		₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2018.
KB No.9 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	2,481	₩ 2,356
Increase	[1],[2]	0	2,481
Decrease	[1],[2]	(2,481)	(2,356)
Ending	[1],[2]	₩ 0	₩ 2,481
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
KB No.10 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	₩ 2,025	₩ 1,603
Increase	[1],[2]	0	2,025
Decrease	[1],[2]	(2,025)	(1,603)
Ending	[1],[2]	₩ 0	₩ 2,025
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
KB No.11 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1],[2]	₩ 737	₩ 697
Increase	[1],[2]	0	737
Decrease	[1],[2]	(737)	(697)
Ending	[1],[2]	₩ 0	₩ 737
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
KBTS Technology Venture Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	₩ 3,540
Decrease	[1]	0
Ending	[1]	3,540
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,678
Decrease	[1]	0
Ending	[1]	2,678
KB-Stonebridge Secondary Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	713
Decrease	[1]	0
Ending	[1]	713
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,000
Decrease	[1]	0
Ending	[1]	2,000
A-PRO Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,019
Decrease	[1]	0
Ending	[1]	2,019
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	3,999
Decrease	[1]	0
Ending	[1]	3,999
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,004
Decrease	[1]	0
Ending	[1]	2,004
KB No.17 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,683
Decrease	[1]	0
Ending	[1]	2,683
KB No.18 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	3,786
Decrease	[1]	0
Ending	[1]	3,786
KB No.19 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,043
Decrease	[1]	0
Ending	[1]	2,043
KB No.20 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	1,499
Decrease	[1]	0
Ending	[1]	1,499
KOSESEUJITO CO., LTD.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,930
Decrease	[1]	0
Ending	[1]	2,930
CWhy Inc
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,000
Decrease	[1]	0
Ending	[1]	2,000
Bomapp Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	1,999
Decrease	[1]	0
Ending	[1]	1,999
ZOYI corporation INC.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	2,000
Decrease	[1]	0
Ending	[1]	2,000
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	5,000
Decrease	[1]	0
Ending	[1]	5,000
KB Solidus Global Healthcare Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	10,405
Decrease	[1]	0
Ending	[1]	10,405
Fabric Types CO.,LTD.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	1,845
Decrease	[1]	0
Ending	[1]	1,845
BNF Corporation Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Increase	[1]	3,659
Decrease	[1]	0
Ending	[1]	3,659
Key Management Personnel Of Entity Or Parent Member 2019
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	2,404
Increase	[1]	2,006
Decrease	[1]	(872)
Ending	[1]	3,538	₩ 2,404
Key Management Personnel Of Entity Or Parent Member 2018
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 2,338	1,665
Increase	[1]		1,509
Decrease	[1]		(836)
Ending	[1]		₩ 2,338

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
[2]	Excluded from the Group's related party as of December 31, 2019.